Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first or second calendar quarter, and such awards are approved by our Board or Compensation Committee during the first or second calendar quarter. In certain circumstances, including the hiring of an employee, the Board or Compensation Committee may approve grants to be effective at other times.
Our Board and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. Further, our Board and Compensation Committee has not timed, and does not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During the fiscal year ended March 31, 2026, no named executive officer was granted any stock options during the period beginning four business days before, and ending one business day after, the filing of a quarterly report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first or second calendar quarter, and such awards are approved by our Board or Compensation Committee during the first or second calendar quarter. In certain circumstances, including the hiring of an employee, the Board or Compensation Committee may approve grants to be effective at other times.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our Board and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. Further, our Board and Compensation Committee has not timed, and does not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false